Document And Entity Information	Apr. 21, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 21, 2023
Entity Registrant Name	Quanergy Systems, Inc.
Entity Central Index Key	0001794621
Entity Emerging Growth Company	true
Securities Act File Number	001-39222
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-0535845
Entity Address, Address Line One	c/o SierraConstellation Partners, LLC
Entity Address, Address Line Two	355 S. Grand Avenue, Suite 1450
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	408
Local Phone Number	245-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	433 Lakeside Drive
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94085
Warrants Each Whole Warrant Exercisable for One Share of Common Stock at an Exercise Price of 230.00 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $230.00 per share
Trading Symbol	QNGWQ
Security Exchange Name	NONE
Common Stock 0.0001 Par Value Per Share 2 [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	QNGYQ
Security Exchange Name	NONE